Summary of Significant Accounting Policies - Schedule of Outlines the Currency Exchange Rates (Details)	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
United States of America, Dollars
Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	1	1
Average rate	1	1	1
JPY [Member]
Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	150.6	142.18
Average rate	148.6506	137.7066	150.5643
RMB [Member]
Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	7.2002	7.1426
Average rate	7.2067	6.9897	7.231
TWD [Member]
Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	29.91	31.45
Average rate	31.801	30.815	31.9494